Equity accounted investments	12 Months Ended
Jun. 30, 2020
Equity accounted investments.
Equity accounted investments

24Equity accounted investments

	2020	2019
for the year ended 30 June	Rm	Rm
Amounts recognised in the statement of financial position:
Investments in joint ventures and associates	11 812	9 866

	2020	2019
for the year ended 30 June	Rm	Rm
Business segmentation
Mining	13	5
Energy	10 887	9 449
Base Chemicals	767	273
Performance Chemicals	16	16
Group Functions	129	123
Total carrying value of equity accounted investments	11 812	9 866

* The increase relates to the 49% investment in Enaex Africa (Pty) Ltd after the disposal of the explosives business.

	2020	2019	2018
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in the income statement:
Share of (losses)/profits of equity accounted investments, net of tax	(347)	1 074	1 443
share of profits	(347)	1 089	1 454
remeasurement items	—	(15)	(11)

Amounts recognised in the statement of cash flows:
Dividends received from equity accounted investments	208	1 506	1 702

There are no significant restrictions on the ability of the joint ventures or associate to transfer funds to Sasol Limited in the form of cash dividends or repayment of loans or advances.

Impairment testing of equity accounted investments

Based on impairment indicators at each reporting date, impairment tests in respect of investments in joint ventures and associates are performed. The recoverable amount of the investment is compared to the carrying amount, as described in note 10, to calculate the impairment.

At 30 June, the group’s interest in equity accounted investments and the total carrying values were:

	Country of		Interest	2020	2019
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	10 511	8 239
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	255	273
Sasol Chevron Holdings Limited	Bermuda	Marketing of Escravos GTL products	50	159	274
Associates
Enaex Africa (Pty) Ltd*	South Africa	Manufacturing and distribution of explosives	49	512	—
Escravos GTL (EGTL)**	Nigeria	GTL plant	—	—	753
Other equity accounted investments			Various	375	327
Carrying value of investments				11 812	9 866

*On 30 June 2020, Sasol formed an entity Enaex Africa (Pty) Ltd, with Enaex S.A. (Enaex), a subsidiary of the Sigdo Koppers Group, with Enaex taking responsibility for the management and operational control of the associate.

**The group sold its 10% investment in EGTL on 29 June 2020. Refer note 11.

Summarised financial information for the group’s share of equity accounted investments which are not material**

	2020	2019
for the year ended 30 June	Rm	Rm
Operating (loss)/profit	(674)	13
Loss before tax	(665)	(2)
Taxation	(20)	(56)
Loss and total comprehensive loss for the year	(685)	(58)

** The financial information provided represents the group’s share of the results of the equity accounted investments.

	2020	2019
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained up to the reporting date. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	1 936	715
Authorised but not yet contracted for	1 089	1 100
Less: expenditure to the end of year	(1 748)	(532)
	1 277	1283

Areas of judgement:

Joint ventures and associates are assessed for materiality in relation to the group using a number of factors such as investment value, strategic importance and monitoring by those charged with governance.

ORYX GTL is considered to be material as it is closely monitored and reported on to the decision makers and is considered to be a strategically material investment.

24Equity accounted investments continued

Summarised financial information for the group’s material equity accounted investments

In accordance with the group’s accounting policy, the results of joint ventures and associates are equity accounted. The information provided below represents the group’s material joint venture. The financial information presented includes the full financial position and results of the joint venture and includes intercompany transactions and balances.

	Joint venture
	ORYX GTL Limited
	2020	2019
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets	17 236	11 964
Deferred tax asset	636	22
Current assets	7 217	6 722
Total assets	25 089	18 708

Other non-current liabilities	974	378
Other current liabilities	2 663	1 337
Tax payable	—	100

Total liabilities	3 637	1 815

Net assets	21 452	16 893

Summarised income statement
Turnover	7 279	9 977
Depreciation and amortisation	(1 424)	(1 420)
Other operating expenses	(4 707)	(5 039)

Operating profit before interest and tax	1 148	3 518
Finance income	31	33
Finance cost	(84)	(3)

Profit before tax	1 095	3 548
Taxation	(492)	(607)

Profit and total comprehensive income for the year	603	2 941

The group’s share of profits of equity accounted investment	338	1 131
49% share of profit before tax	536	1 738
Taxation*	(198)	(607)

Reconciliation of summarised financial information
Net assets at the beginning of the year	16 893	17 001
Profit before tax for the year	1 095	3 548
Taxation*	(483)	(607)
Foreign exchange differences	3 947	490
Dividends paid	—	(3 539)

Net assets at the end of the year	21 452	16 893
Additional Sasol specific liabilities*	—	(79)

Adjusted net assets at the end of the period	21 452	16 814

Carrying value of equity accounted investment	10 511	8 239

*From 29 April 2017 to 31 December 2018, as a result of tax regulations, tax was levied only on Sasol’s share of profits at a rate of 35%.

The year-end for ORYX GTL Limited is 31 December, however the group uses the financial information at 30 June. The carrying value of the investment represents the group’s interest in the net assets thereof.

Contingent liabilities

There were no contingent liabilities at 30 June 2020 relating to our joint ventures or associates.

Accounting policies:

The financial results of associates and joint ventures are included in the group’s results according to the equity method from acquisition date until the disposal date. Under the equity method, investments in associates and joint ventures are recognised initially at cost. Subsequent to the acquisition date, the group’s share of profits or losses of associates and joint ventures is charged to the income statement as equity accounted earnings and its share of movements in equity reserves is recognised as other comprehensive income or equity as appropriate. A joint venture is a joint arrangement in which the parties have joint control with rights to the net assets of the arrangement. An associate is an entity, other than a subsidiary, joint venture or joint operation, in which the group has significant influence, but no control or joint control, over financial and operating policies. Associates and joint ventures whose financial year-ends are within three months of 30 June are included in the consolidated financial statements using their most recently audited financial results. Adjustments are made to the associates’ and joint ventures financial results for material transactions and events in the intervening period.